Document and Entity Information Document	Jan. 24, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 24, 2024
Entity Registrant Name	Northrim BanCorp, Inc.
Entity Central Index Key	0001163370
Amendment Flag	false
Entity Incorporation, State or Country Code	AK
Entity File Number	0-33501
Entity Tax Identification Number	92-0175752
Entity Address, Address Line One	3111 C Street,
Entity Address, City or Town	Anchorage,
Entity Address, State or Province	AK
Entity Address, Postal Zip Code	99503
City Area Code	907-
Local Phone Number	562-0062
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false